UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05364
A
merican High-Income Trust
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class A
| AHITX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust

(the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagr
eeme
nts with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class C
| AHTCX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional inf
or
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class T
| TAHIX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 22	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was di
smi
ssed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-1
| AHTFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37	0.74% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with ac
coun
tants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-2
| AHIFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust

(the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with acc
ount
ants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-3
| HIGFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accou
ntan
ts
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-A
| CITAX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 37	0.74% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of ad
ditiona
l information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-C
| CITCX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 75	1.50% *
*Annualized.
Key fund statist
ics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-E
| CITEX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 47	0.94% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dis
mis
sed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-T
| TAIHX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
mo
nths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-1
| CITFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 27	0.54% *
*Annualized.
Key fund stat
isti
cs
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-2
| FAHHX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional in
forma
tion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-3
| FTAHX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional
inf
o
rmatio
n
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-1
| RITAX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 72	1.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with a
ccoun
tants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-2
| RITBX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 72	1.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional inf
ormat
ion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-2E
| RTEHX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 57	1.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy o
f most shareholder doc
uments will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-3
| RITCX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 50	0.99% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will typically be
effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-4
| RITEX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 35	0.69% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder
do
cuments will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions
wil
l typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-5E
| RITHX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the f
un
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.49% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents wi
ll be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFE5SRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-5
| RITFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypo
the
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses,
only o
ne copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be e ffec
tive within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-021-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-6
| RITGX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 3
0 d
ay
s of rec
eipt by Capital Gro
up
or your financial intermediary.
Lit. No. MFR6SRX-021-0526 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American High-Income Trust®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended March 31, 2026
Lit. No. MFGEFP2-021-0526 © 2026 Capital Group. All rights reserved.

Investment portfolio March 31, 2026unaudited

Bonds, notes & other debt instruments 88.42%	Principal amount (000)	Value (000)
Corporate bonds and notes 84.74%
Communication services 14.43%
Altice France 6.50% 4/15/2032 (a)	USD95,550	$90,619
Altice France 6.875% 7/15/2032 (a)	47,506	45,057
Altice France SA 10.00% 1/15/2033 (a)	5,030	4,577
Beignet Investor, LLC 6.581% 5/30/2049 (a)	11,350	11,678
CCO Holdings, LLC 5.125% 5/1/2027 (a)	5,024	5,022
CCO Holdings, LLC 5.00% 2/1/2028 (a)	44,312	43,975
CCO Holdings, LLC 5.375% 6/1/2029 (a)	16,041	15,830
CCO Holdings, LLC 6.375% 9/1/2029 (a)	7,945	7,975
CCO Holdings, LLC 4.75% 3/1/2030 (a)	62,541	59,383
CCO Holdings, LLC 4.50% 8/15/2030 (a)	60,472	56,547
CCO Holdings, LLC 4.25% 2/1/2031 (a)	82,056	74,842
CCO Holdings, LLC 7.375% 3/1/2031 (a)	1,695	1,727
CCO Holdings, LLC 4.75% 2/1/2032 (a)	59,152	53,530
CCO Holdings, LLC 4.50% 5/1/2032	83,976	75,090
CCO Holdings, LLC 7.00% 2/1/2033 (a)	49,289	49,474
CCO Holdings, LLC 4.50% 6/1/2033 (a)	92,676	80,752
CCO Holdings, LLC 4.25% 1/15/2034 (a)	130,524	111,784
CCO Holdings, LLC 7.375% 2/1/2036 (a)	21,205	21,136
Charter Communications Operating, LLC 5.85% 12/1/2035	291	286
Charter Communications Operating, LLC 4.80% 3/1/2050	18,266	13,514
Charter Communications Operating, LLC 3.70% 4/1/2051	11,700	7,248
Charter Communications Operating, LLC 3.90% 6/1/2052	23,406	14,915
Charter Communications Operating, LLC 5.25% 4/1/2053	32,188	25,267
Charter Communications Operating, LLC 6.70% 12/1/2055	6,707	6,414
Charter Communications Operating, LLC 3.85% 4/1/2061	4,260	2,490
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	17,933	18,030
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	2,791	2,804
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	13,176	13,813
Connect Finco SARL 9.00% 9/15/2029 (a)	205,964	216,631
CSC Holdings, LLC 5.50% 4/15/2027 (a)	11,020	9,571
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)(b)	6,975	1,046
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	58,820	58,794
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	81,166	81,087
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	38,305	39,133
Discovery Communications, LLC 4.125% 5/15/2029	5,615	5,427
DISH Network Corp. 11.75% 11/15/2027 (a)	255,078	262,932
E. W. Scripps Co. 9.875% 8/15/2030 (a)	2,015	1,958
EchoStar Corp. 10.75% 11/30/2029	178,528	192,965
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	88,134	89,104
Embarq, LLC 7.995% 6/1/2036	112,520	36,083
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	8,880	8,883
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	81,024	81,178
Frontier Communications Holdings, LLC 5.875% 11/1/2029	45,830	46,136
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	68,442	68,895
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	1,206	1,238
Gray Media, Inc. 10.50% 7/15/2029 (a)	82,690	87,920
Gray Media, Inc. 4.75% 10/15/2030 (a)	13,252	10,240
Gray Media, Inc. 5.375% 11/15/2031 (a)	59,154	43,972
Gray Media, Inc. 9.625% 7/15/2032 (a)	81,451	81,522
Grupo Televisa, SAB 8.50% 3/11/2032	2,000	2,111
Grupo Televisa, SAB 5.00% 5/13/2045	2,000	1,244
Lamar Media Corp. 4.00% 2/15/2030	45	43
Lamar Media Corp. 3.625% 1/15/2031	15,580	14,427
Lamar Media Corp. 5.375% 11/1/2033 (a)	13,202	12,933
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	57,351	18,639
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	18,472	18,871
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (a)	10,200	10,144
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	12,025	11,737
News Corp. 3.875% 5/15/2029 (a)	5,360	5,174
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	34,625	34,640
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	82,587	81,267
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	135,350	136,463

1	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	USD118,007	$118,483
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	13,395	13,887
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	16,400	17,180
OUTFRONT Media Capital, LLC 4.625% 3/15/2030 (a)	60	58
Paramount Global 7.875% 7/30/2030	3,210	3,352
Paramount Global 6.875% 4/30/2036	12,045	10,572
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	6,995	6,475
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	27,480	27,961
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	17,950	17,936
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	82,880	80,050
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	22,254	22,194
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	111,187	104,180
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	102,897	93,516
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	35,085	34,887
Snap, Inc. 6.875% 3/1/2033 (a)	41,421	39,147
Stagwell Global, LLC 5.625% 8/15/2029 (a)	19,590	18,667
Univision Communications, Inc. 8.00% 8/15/2028 (a)	52,351	53,165
Univision Communications, Inc. 4.50% 5/1/2029 (a)	109,828	103,261
Univision Communications, Inc. 7.375% 6/30/2030 (a)	60,405	59,233
Univision Communications, Inc. 8.50% 7/31/2031 (a)	27,184	27,338
Univision Communications, Inc. 9.375% 8/1/2032 (a)	98,826	101,925
Verizon Communications, Inc. 2.355% 3/15/2032	544	475
Verizon Communications, Inc. 4.75% 1/15/2033	2,049	2,024
Verizon Communications, Inc. 5.75% 11/30/2045	489	477
Verizon Communications, Inc. 5.875% 11/30/2055	1,202	1,170
Verizon Communications, Inc. 6.00% 11/30/2065	550	533
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	39,196	40,145
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (a)	1,000	888
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	4,695	4,036
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	8,905	8,801
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	62,579	60,584
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	56,016	49,644
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	125,469	82,973
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	3,252	1,980
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	30,133	28,690
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	16,091	15,136
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	4,035	3,703
Ziggo BV 4.875% 1/15/2030 (a)	3,670	3,431
		3,944,344

Energy 12.27%
3R Lux SARL 9.75% 2/5/2031 (a)	7,510	7,717
Aker BP ASA 5.25% 10/30/2035 (a)	5,035	4,899
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)	11,210	11,180
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)	920	944
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	14,730	14,525
Archrock Partners, LP 6.25% 4/1/2028 (a)	5,745	5,745
Archrock Partners, LP 6.625% 9/1/2032 (a)	15,775	16,094
Archrock Services, LP 6.00% 2/1/2034 (a)	14,555	14,421
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027 (a)	3,815	4,467
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	44,045	44,028
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	26,920	27,326
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	13,760	14,005
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	47,990	46,824
BKV Upstream Midstream, LLC 7.50% 10/15/2030 (a)	14,025	14,185
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	2,795	2,889
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	10,435	10,847
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	46,646	47,873
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	10,635	10,804
Bristow Group, Inc. 6.75% 2/1/2033 (a)	21,890	22,141
California Resources Corp. 8.25% 6/15/2029 (a)	7,132	7,465
Caturus Energy, LLC 8.50% 2/15/2030 (a)	30,860	32,043
Cenovus Energy, Inc. 5.25% 6/15/2037	151	146
Cenovus Energy, Inc. 5.40% 6/15/2047	232	211
Chord Energy Corp. 6.75% 3/15/2033 (a)	32,145	33,208

American High-Income Trust	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	USD27,810	$28,735
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	5,770	5,490
CNX Resources Corp. 7.375% 1/15/2031 (a)	20,716	21,299
CNX Resources Corp. 7.25% 3/1/2032 (a)	56,005	57,746
CNX Resources Corp. 5.875% 3/1/2034 (a)	19,875	19,370
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	6,200	6,125
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	21,360	20,695
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)(d)	54,325	56,547
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	52,625	53,434
Crescent Energy Finance, LLC 7.875% 4/15/2032 (a)	8,320	8,506
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	31,580	31,596
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	12,270	12,838
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	8,597	9,086
DT Midstream, Inc. 4.125% 6/15/2029 (a)	26,600	26,048
DT Midstream, Inc. 4.375% 6/15/2031 (a)	7,216	6,958
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	20,034	19,309
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	20,105	18,726
Energy Transfer, LP 6.00% 2/1/2029 (a)	1,505	1,517
Energy Transfer, LP 7.375% 2/1/2031 (a)	377	391
EQT Corp. 4.75% 1/15/2031	4,727	4,704
EQT Corp. 3.625% 5/15/2031 (a)	1,992	1,860
Expand Energy Corp. 5.875% 2/1/2029 (a)	10,785	10,792
Expand Energy Corp. 6.75% 4/15/2029 (a)	2,835	2,837
Expand Energy Corp. 4.75% 2/1/2032	1,315	1,282
Expand Energy Corp. 4.875% 4/15/2032 (b)	28,871	4
Expand Energy Corp. 5.75% 3/15/2033 (b)	1,730	— (e)
Ferrellgas, LP 5.875% 4/1/2029 (a)	5,015	4,798
Genesis Energy, LP 8.25% 1/15/2029	33,204	34,330
Genesis Energy, LP 8.875% 4/15/2030	25,977	27,142
Genesis Energy, LP 7.875% 5/15/2032	62,506	64,323
Genesis Energy, LP 6.75% 3/15/2034	36,650	36,502
Global Partners, LP 6.875% 1/15/2029	2,965	2,969
Global Partners, LP 8.25% 1/15/2032 (a)	10,065	10,443
Global Partners, LP 7.125% 7/1/2033 (a)	15,675	15,813
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	10,030	10,270
Harbour Energy PLC 5.50% 10/15/2026 (a)	27,485	27,396
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	26,084	26,351
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	11,929	12,183
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	18,954	19,087
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	11,351	11,323
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	16,350	16,711
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	29,016	27,897
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	8,172	8,111
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	12,311	12,147
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	12,834	12,500
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	10,235	9,955
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	11,395	11,037
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	15,005	15,666
Hilcorp Energy I, LP 6.875% 5/15/2034 (a)	2,145	2,100
Hilcorp Energy I, LP 7.25% 2/15/2035 (a)	995	993
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	21,270	21,396
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	8,585	8,899
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	16,340	16,431
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	8,051	8,144
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	6,591	6,701
Matador Resources Co. 6.875% 4/15/2028 (a)	5,030	5,128
Matador Resources Co. 6.50% 4/15/2032 (a)	15,425	15,604
Matador Resources Co. 6.25% 4/15/2033 (a)	28,805	28,850
Matador Resources Co. 6.00% 4/15/2034 (a)	14,700	14,616
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(d)(f)	22,796	— (e)
Murphy Oil Corp. 6.00% 10/1/2032	12,445	12,370
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	21,545	20,033
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	26,615	27,961
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	6,615	6,896
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	40,751	41,741
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	22,215	3,016

3	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(f)(g)	USD47,620	$47,620
NFE Financing, LLC 12.00% 11/15/2029 (a)(b)	429,847	194,766
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,200	1,237
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	9,360	9,653
Noble Finance II, LLC 8.00% 4/15/2030 (a)	41,316	42,560
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	16,841	17,522
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	22,645	23,445
Occidental Petroleum Corp. 6.60% 3/15/2046	22,752	23,583
Occidental Petroleum Corp. 6.05% 10/1/2054	29,863	29,060
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	6,312	6,203
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	1,185	1,187
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	1,370	1,372
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	23,012	24,438
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	17,416	18,046
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	37,530	38,255
Petrobras Global Finance BV 5.125% 9/10/2030	35,115	34,451
Petroleos Mexicanos 8.75% 6/2/2029	13,795	14,510
Petroleos Mexicanos 6.84% 1/23/2030	25,180	25,251
Petroleos Mexicanos 5.95% 1/28/2031	28,180	26,964
Petroleos Mexicanos 6.50% 6/2/2041	189	160
Petroleos Mexicanos 6.375% 1/23/2045	73	58
Petroleos Mexicanos 6.75% 9/21/2047	645	515
Petroleos Mexicanos 6.35% 2/12/2048	107	82
Petroleos Mexicanos 7.69% 1/23/2050	9,175	7,951
Petroleos Mexicanos 6.95% 1/28/2060	7,841	6,185
Raizen Fuels Finance SA 6.25% 7/8/2032 (b)	15,170	8,419
Range Resources Corp. 4.75% 2/15/2030 (a)	9,985	9,742
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	10,201	10,684
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	17,605	18,219
SM Energy Co. 5.00% 10/15/2026 (a)	10,090	10,079
SM Energy Co. 8.375% 7/1/2028 (a)	20,675	21,256
SM Energy Co. 6.50% 7/15/2028	2,900	2,909
SM Energy Co. 8.625% 11/1/2030 (a)	12,774	13,485
SM Energy Co. 8.75% 7/1/2031 (a)	46,088	48,199
SM Energy Co. 9.625% 6/15/2033 (a)	7,205	7,964
SM Energy Co. 6.625% 4/15/2034 (a)	16,975	16,941
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	4,650	4,380
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	42,520	43,758
Sunoco, LP 5.875% 7/15/2027 (a)	12,995	12,995
Sunoco, LP 5.875% 3/15/2028	4,245	4,246
Sunoco, LP 7.00% 9/15/2028 (a)	34,855	35,676
Sunoco, LP 7.00% 5/1/2029 (a)	6,610	6,792
Sunoco, LP 4.50% 5/15/2029	41,371	40,370
Sunoco, LP 4.50% 10/1/2029 (a)	4,050	3,916
Sunoco, LP 4.50% 4/30/2030	36,771	35,470
Sunoco, LP 4.625% 5/1/2030 (a)	7,270	7,001
Sunoco, LP 5.625% 3/15/2031 (a)	27,194	27,088
Sunoco, LP 5.375% 7/15/2031 (a)	7,715	7,659
Sunoco, LP 7.25% 5/1/2032 (a)	21,910	22,683
Sunoco, LP 6.625% 8/15/2032 (a)	6,780	6,891
Sunoco, LP 6.25% 7/1/2033 (a)	19,990	20,093
Sunoco, LP 5.875% 3/15/2034 (a)	20,455	20,244
Sunoco, LP 5.625% 7/15/2034 (a)	12,570	12,386
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(h)	38,300	39,134
Superior Plus, LP 4.50% 3/15/2029 (a)	6,460	6,180
Talos Production, Inc. 9.00% 2/1/2029 (a)	17,570	18,302
Talos Production, Inc. 9.375% 2/1/2031 (a)	32,450	34,408
Targa Resources Partners, LP 5.50% 3/1/2030	6,936	7,003
Targa Resources Partners, LP 4.875% 2/1/2031	1,035	1,034
TGS ASA 8.50% 1/15/2030 (a)	17,340	18,179
Tidewater, Inc. 9.125% 7/15/2030 (a)	1,191	1,270
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	4,569	4,699
Transocean International, Ltd. 8.25% 5/15/2029 (a)	6,390	6,606
Transocean International, Ltd. 8.75% 2/15/2030 (a)	11,417	11,909
Transocean International, Ltd. 8.50% 5/15/2031 (a)	16,670	17,494

American High-Income Trust	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Transocean International, Ltd. 7.875% 10/15/2032 (a)	USD11,409	$12,198
Transocean International, Ltd. 6.80% 3/15/2038	7,895	7,590
USA Compression Partners, LP 7.125% 3/15/2029 (a)	9,240	9,460
USA Compression Partners, LP 6.25% 10/1/2033 (a)	26,435	26,395
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	25,170	23,937
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	8,839	9,046
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	54,425	50,512
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	33,075	29,326
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	34,054	34,845
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	8,815	9,536
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	12,955	13,234
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	67,124	69,842
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	27,558	29,610
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(h)	10,035	10,003
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	36,390	37,444
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	20,400	22,436
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	52,044	54,286
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	14,005	14,587
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	26,049	29,211
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	45,512	48,234
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	32,760	33,408
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	35,415	36,209
Western Midstream Operating, LP 4.50% 3/1/2028	340	340
Western Midstream Operating, LP 5.25% 2/1/2050	5,530	4,668
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	9,560	9,694
YPF SA 8.75% 9/11/2031	4,930	5,150
YPF SA 8.75% 9/11/2031 (a)	3,985	4,163
		3,353,916

Consumer discretionary 10.76%
Acushnet Co. 5.625% 12/1/2033 (a)	12,290	12,226
Advance Auto Parts, Inc. 5.95% 3/9/2028	30,213	30,726
Advance Auto Parts, Inc. 3.90% 4/15/2030	20,086	18,458
Advance Auto Parts, Inc. 7.00% 8/1/2030 (a)	2,500	2,534
Advance Auto Parts, Inc. 3.50% 3/15/2032	11,241	9,708
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	13,325	13,507
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	12,125	11,854
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	11,985	11,593
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	33,882	34,372
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	14,775	15,246
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	55,062	56,330
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	24,840	24,029
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	12,985	12,309
Bath & Body Works, Inc. 6.875% 11/1/2035	9,076	8,938
Bath & Body Works, Inc. 6.75% 7/1/2036	11,215	10,767
Beach Acquisition Bidco, LLC 10.75% PIK 7/15/2033 (a)(c)	13,813	14,721
Boyd Gaming Corp. 4.75% 12/1/2027	8,359	8,277
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	22,483	21,396
Boyne USA, Inc. 4.75% 5/15/2029 (a)	16,390	15,906
Brightstar Lottery PLC 5.75% 1/15/2033 (a)	44,740	43,541
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	27,835	26,786
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	34,560	35,004
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	47,557	47,041
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	12,595	11,603
Carnival Corp. 4.00% 8/1/2028 (a)	14,289	13,959
Carnival Corp. 5.125% 5/1/2029 (a)	11,115	11,039
Carnival Corp. 7.00% 8/15/2029 (a)	10,020	10,400
Carnival Corp. 5.75% 8/1/2032 (a)	73,890	73,958
Carnival Corp. 6.125% 2/15/2033 (a)	101,451	102,519
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	39,546	40,919
Cyprium Corp. 6.125% 4/15/2031 (a)	17,330	17,128
Cyprium Corp. 6.375% 4/15/2034 (a)	25,545	24,859
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	26,970	25,792
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	37,933	35,460

5	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	USD26,295	$25,190
Flutter Treasury DAC 5.875% 6/4/2031 (a)	27,813	27,577
Ford Motor Co. 3.25% 2/12/2032	76,810	66,741
Ford Motor Co. 5.291% 12/8/2046	995	779
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,690	1,745
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,663	1,685
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,345	8,641
Ford Motor Credit Co., LLC 5.80% 3/8/2029	1,760	1,780
Ford Motor Credit Co., LLC 4.97% 4/6/2029	2,137	2,111
Ford Motor Credit Co., LLC 5.113% 5/3/2029	17,645	17,483
Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,475	5,545
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,125	4,348
Ford Motor Credit Co., LLC 5.73% 9/5/2030	47,221	47,193
Ford Motor Credit Co., LLC 4.00% 11/13/2030	11,040	10,279
Ford Motor Credit Co., LLC 6.05% 3/5/2031	10,580	10,679
Ford Motor Credit Co., LLC 5.42% 4/9/2031	17,639	17,328
Ford Motor Credit Co., LLC 3.625% 6/17/2031	14,790	13,333
Ford Motor Credit Co., LLC 6.532% 3/19/2032	52,520	53,923
Ford Motor Credit Co., LLC 5.753% 4/6/2033	37,172	36,497
Ford Motor Credit Co., LLC 7.122% 11/7/2033	12,295	12,922
Ford Motor Credit Co., LLC 6.125% 3/8/2034	54,325	53,832
Ford Motor Credit Co., LLC 6.50% 2/7/2035	69,060	69,725
Ford Motor Credit Co., LLC 5.869% 10/31/2035	93,300	89,619
Gap, Inc. 3.625% 10/1/2029 (a)	3,245	3,034
Gap, Inc. 3.875% 10/1/2031 (a)	2,163	1,961
General Motors Financial Co., Inc. 5.90% 1/7/2035	12,895	13,132
Genting New York, LLC 7.25% 10/1/2029 (a)	28,715	28,847
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	51,886	50,652
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,257	8,137
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	20,395	19,158
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	21,094	21,015
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	7,325	7,162
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	10,940	10,394
Hyundai Capital America 1.65% 9/17/2026 (a)	10	10
International Game Technology PLC 5.25% 1/15/2029 (a)	34,702	34,443
KB Home 6.875% 6/15/2027	3,415	3,449
KB Home 7.25% 7/15/2030	6,800	6,935
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	6,810	6,440
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	74,369	72,414
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	40,225	41,905
Levi Strauss & Co. 3.50% 3/1/2031 (a)	29,445	26,981
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	7,775	7,930
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	6,225	6,392
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	10,035	9,839
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	29,874	28,392
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	15,880	15,570
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	17,190	16,167
Macy’s Retail Holdings, LLC 6.125% 3/15/2032 (a)	1,225	1,205
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (a)	8,045	8,252
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	1,495	1,472
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	7,661	7,269
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)	8,910	8,726
MGM Resorts International 5.50% 4/15/2027	5,722	5,737
Newell Brands, Inc. 6.375% 9/15/2027	995	1,003
Newell Brands, Inc. 8.50% 6/1/2028 (a)	20,995	21,683
Newell Brands, Inc. 6.625% 9/15/2029	21,860	21,358
Newell Brands, Inc. 6.375% 5/15/2030	30,300	29,109
Newell Brands, Inc. 6.625% 5/15/2032	51,760	49,588
Newell Brands, Inc. 7.375% 4/1/2036	17,110	15,769
Newell Brands, Inc. 7.50% 4/1/2046	7,045	5,661
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	10,035	9,975
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (a)	10,000	9,147
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	40,360	38,822
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	2,730	2,685
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	3,145	3,062
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	45,480	45,869

American High-Income Trust	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	USD34,445	$34,914
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	114,500	117,905
Party City Holdings, Inc. 0% 10/12/2028 (f)	9,100	— (e)
Party City Holdings, Inc. 0% 10/12/2028 (f)	5,000	— (e)
Party City Holdings, Inc. 0% 8/27/2030 (f)	50,308	1,006
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	5	5
Penske Automotive Group, Inc. 3.75% 6/15/2029	6,305	6,003
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	8,837	9,028
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	15,195	14,739
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	14,275	14,546
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	20,595	20,341
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (a)	3,570	3,584
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	15,270	15,448
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	9,965	10,190
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)	12,330	12,456
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	6,070	5,863
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	4,296	4,222
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	5,755	5,477
Sally Holdings, LLC 6.75% 4/1/2032	67,053	68,679
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	37,805	32,556
Sekisui House U.S., Inc. 6.00% 1/15/2043	5,053	4,623
Service Corp. International 4.625% 12/15/2027	9,835	9,742
Service Corp. International 5.125% 6/1/2029	1,815	1,804
Service Corp. International 3.375% 8/15/2030	4,690	4,330
Service Corp. International 4.00% 5/15/2031	10,200	9,515
Service Corp. International 5.75% 10/15/2032	13,605	13,596
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	20,990	21,038
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	5,250	5,052
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	41,225	39,989
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	55,644	52,864
Station Casinos, LLC 4.50% 2/15/2028 (a)	1,095	1,074
Station Casinos, LLC 6.625% 3/15/2032 (a)	8,155	8,193
TopBuild Corp. 5.625% 1/31/2034 (a)	22,410	21,958
Travel + Leisure Co. 4.50% 12/1/2029 (a)	24,540	23,481
Travel + Leisure Co. 4.625% 3/1/2030 (a)	4,800	4,582
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	61,885	59,954
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	7,785	7,724
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	13,345	13,503
Valvoline, Inc. 3.625% 6/15/2031 (a)	13,145	11,889
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	570	583
Wayfair, Inc. 6.75% 11/15/2032 (a)	3,010	3,035
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	11,880	11,612
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	27,811	27,392
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	23,290	23,001
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	15,526	16,284
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	9,486	9,397
		2,941,788

Financials 9.35%
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	7,890	7,739
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	34,480	34,475
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	12,235	12,309
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	39,465	38,216
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	14,370	14,500
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	27,762	27,295
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	56,489	56,020
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	7,810	7,860
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	34,923	33,483
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	40,525	41,030
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	43,113	42,283
Aretec Group, Inc. 7.50% 4/1/2029 (a)	68,755	68,159
Aretec Group, Inc. 10.00% 8/15/2030 (a)	16,700	17,759
Asurion, LLC 8.00% 12/31/2032 (a)	10,145	10,533
Asurion, LLC 8.375% 2/1/2034 (a)	36,130	35,103
Blackstone Private Credit Fund 5.95% 7/16/2029	21,086	20,784

7	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Blackstone Private Credit Fund 5.35% 3/12/2031	USD11,344	$10,783
Blackstone Private Credit Fund 6.00% 11/22/2034	19,385	18,134
Block, Inc. 2.75% 6/1/2026	32,619	32,492
Block, Inc. 5.625% 8/15/2030 (a)	3,673	3,655
Block, Inc. 3.50% 6/1/2031	70,785	64,424
Block, Inc. 6.50% 5/15/2032	26,926	27,189
Block, Inc. 6.00% 8/15/2033 (a)	11,021	10,850
Blue Owl Capital Corp. 2.625% 1/15/2027	400	390
Blue Owl Capital Corp. 3.125% 4/13/2027	11,310	10,983
Blue Owl Capital Corp. 2.875% 6/11/2028	1,745	1,623
Blue Owl Credit Income Corp. 4.70% 2/8/2027	25,715	25,432
Blue Owl Credit Income Corp. 6.65% 3/15/2031	8,350	8,241
Brown & Brown, Inc. 5.25% 6/23/2032	389	388
Brown & Brown, Inc. 5.55% 6/23/2035	584	583
Brown & Brown, Inc. 6.25% 6/23/2055	693	692
Cipher Compute, LLC 7.125% 11/15/2030 (a)	13,710	14,221
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	111,436	104,401
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	76,824	65,007
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	102,247	95,202
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	20,821	18,117
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (a)	16,265	15,222
FS KKR Capital Corp. 6.875% 8/15/2029	8,504	8,362
FS KKR Capital Corp. 6.125% 1/15/2031	9,571	8,986
Hightower Holding, LLC 6.75% 4/15/2029 (a)	22,860	22,464
Hightower Holding, LLC 9.125% 1/31/2030 (a)	4,420	4,529
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	8,770	8,851
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (a)	4,935	4,628
HUB International, Ltd. 5.625% 12/1/2029 (a)	7,710	7,486
HUB International, Ltd. 7.25% 6/15/2030 (a)	21,524	22,062
HUB International, Ltd. 7.375% 1/31/2032 (a)	22,255	22,713
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)	10,001	9,337
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)	2,740	2,562
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	124,833	116,223
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	74,066	69,802
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	52,463	48,694
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	53,529	41,500
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	36,265	34,261
Jane Street Group, LLC 7.125% 4/30/2031 (a)	3,412	3,509
Jane Street Group, LLC 6.75% 5/1/2033 (a)	46,435	47,144
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	25	26
LPL Holdings, Inc. 4.625% 11/15/2027 (a)	8,055	7,999
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	6,585	6,399
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	12,655	12,121
MSCI, Inc. 3.875% 2/15/2031 (a)	15,323	14,494
MSCI, Inc. 3.625% 11/1/2031 (a)	5,030	4,656
Navient Corp. 6.75% 6/15/2026	1,700	1,705
Navient Corp. 5.00% 3/15/2027	39,522	38,663
Navient Corp. 5.50% 3/15/2029	106,840	98,032
Navient Corp. 9.375% 7/25/2030	46,189	45,068
Navient Corp. 11.50% 3/15/2031	53,875	54,812
Navient Corp. 7.875% 6/15/2032	68,004	60,714
Navient Corp. 5.625% 8/1/2033	57,811	45,132
OneMain Finance Corp. 3.875% 9/15/2028	11,110	10,567
OneMain Finance Corp. 6.625% 5/15/2029	21,925	21,974
OneMain Finance Corp. 5.375% 11/15/2029	27,725	26,756
OneMain Finance Corp. 7.875% 3/15/2030	20,095	20,751
OneMain Finance Corp. 6.125% 5/15/2030	53,251	52,107
OneMain Finance Corp. 4.00% 9/15/2030	6,020	5,441
OneMain Finance Corp. 7.50% 5/15/2031	3,120	3,139
OneMain Finance Corp. 7.125% 11/15/2031	34,919	34,628
OneMain Finance Corp. 7.125% 9/15/2032	27,951	27,563
OneMain Finance Corp. 6.50% 3/15/2033	22,759	21,777
OneMain Finance Corp. 6.75% 9/15/2033	16,170	15,525
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	36,550	36,582
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	93,987	92,861
Oxford Finance, LLC 6.375% 2/1/2027 (a)	32,015	31,755

American High-Income Trust	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	USD7,931	$7,962
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (a)	3,321	3,150
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	4,329	4,431
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	9,920	9,583
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	12,770	12,229
Rocket Companies, Inc. 7.125% 2/1/2032 (a)	8,350	8,614
Rocket Mortgage, LLC 3.625% 3/1/2029 (a)	6,580	6,235
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	14,420	13,988
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	22,786	22,539
SLM Corp. 6.50% 1/31/2030	6,700	6,582
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	18,215	18,134
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	25,730	25,453
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	12,335	12,716
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	9,835	10,050
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	9,520	9,661
USI, Inc. 7.50% 1/15/2032 (a)	6,920	7,020
Voyager Parent, LLC 9.25% 7/1/2032 (a)	102,961	106,960
		2,555,244

Materials 7.13%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	19,191	19,949
ArcelorMittal SA 4.25% 7/16/2029	935	932
ArcelorMittal SA 7.00% 10/15/2039	10,154	11,050
ArcelorMittal SA 6.75% 3/1/2041	16,953	18,044
ARD Finance SA 7.25% PIK 6/30/2027 (a)(c)	9,802	98
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	20,150	18,465
Avient Corp. 7.125% 8/1/2030 (a)	6,725	6,838
Avient Corp. 6.25% 11/1/2031 (a)	5,515	5,558
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	6,035	6,318
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	6,575	6,534
Ball Corp. 6.00% 6/15/2029	12,645	12,843
Ball Corp. 2.875% 8/15/2030	3,240	2,951
Ball Corp. 3.125% 9/15/2031	26,190	23,608
Ball Corp. 5.50% 9/15/2033	43,846	43,913
CAN-PACK SA 3.875% 11/15/2029 (a)	47,306	44,448
Capstone Copper Corp. 6.75% 3/31/2033 (a)	5,795	5,762
Celanese US Holdings, LLC 7.165% 7/15/2027	1,125	1,149
Celanese US Holdings, LLC 6.50% 4/15/2030	10,545	10,768
Celanese US Holdings, LLC 7.05% 11/15/2030	6,450	6,823
Celanese US Holdings, LLC 7.00% 2/15/2031	11,240	11,550
Celanese US Holdings, LLC 6.75% 4/15/2033	44,390	45,570
Celanese US Holdings, LLC 7.20% 11/15/2033	1,695	1,810
Celanese US Holdings, LLC 7.375% 2/15/2034	17,790	18,242
Century Aluminum Co. 6.875% 8/1/2032 (a)	9,935	10,260
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	49,149	46,940
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	58,352	58,386
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	29,584	28,881
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	45,839	41,218
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	53,769	53,682
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	57,205	55,420
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	13,419	13,138
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	49,620	48,524
Commercial Metals Co. 5.75% 11/15/2033 (a)	14,244	14,108
Commercial Metals Co. 6.00% 12/15/2035 (a)	39,555	39,036
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	21,085	19,662
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	70,895	69,920
CSN Inova Ventures 6.75% 1/28/2028 (a)	4,820	3,542
CSN Inova Ventures 6.75% 1/28/2028 (g)	500	367
CSN Resources SA 5.875% 4/8/2032	500	307
CVR Partners, LP 6.125% 6/15/2028 (a)	10,430	10,401
Element Solutions, Inc. 3.875% 9/1/2028 (a)	8,270	8,057
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	12,815	13,057
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	31,995	30,804
FMC Corp. 3.45% 10/1/2029	11,780	10,534
FMC Corp. 5.65% 5/18/2033	1,000	886

9	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
FMC Corp. 6.375% 5/18/2053	USD500	$377
Freeport-McMoRan, Inc. 4.25% 3/1/2030	275	270
Freeport-McMoRan, Inc. 5.45% 3/15/2043	3,079	2,916
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(c)(h)	135,585	71,182
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	236,578	210,555
FXI Holdings, Inc. 11.00% 11/15/2030 (a)(f)	19,000	18,620
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	12,480	11,464
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	25,095	25,008
INEOS Finance PLC 6.75% 5/15/2028 (a)	8,765	8,479
INEOS Finance PLC 7.50% 4/15/2029 (a)	2,820	2,738
James Hardie International Finance Designated Activity Co. 5.00% 1/15/2028 (a)	2,000	1,987
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	8,310	8,247
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	15,925	15,887
LSB Industries, Inc. 6.25% 10/15/2028 (a)	1,016	1,011
LYB International Finance III, LLC 5.125% 1/15/2031	5,035	5,044
Magnera Corp. 4.75% 11/15/2029 (a)	10,035	9,070
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	21,300	21,315
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	13,895	12,922
Methanex Corp. 5.125% 10/15/2027	52,440	52,144
Methanex Corp. 5.25% 12/15/2029	27,038	26,783
Methanex Corp. 5.65% 12/1/2044	7,875	7,074
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	43,400	44,425
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	50,068	50,752
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	48,706	50,509
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	23,548	24,228
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	24,317	24,293
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	5,050	5,255
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	30,810	32,564
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	16,230	17,192
Novelis Corp. 3.875% 8/15/2031 (a)	7,405	6,603
Olin Corp. 6.625% 4/1/2033 (a)	1,820	1,783
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	13,565	13,765
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	17,641	17,931
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(c)(h)	40,377	39,752
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(h)	17,244	16,977
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	40,040	39,607
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	16,890	16,820
Sealed Air Corp. 4.00% 12/1/2027 (a)	7,534	7,520
Sealed Air Corp. 6.125% 2/1/2028 (a)	14,110	14,296
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	19,974	19,715
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (a)	8,345	8,527
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	9,545	9,303
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	13,888	14,542
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	18,850	20,424
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(h)	1,310	1,290
Veritiv Operating Co. 10.50% 11/30/2030 (a)	10,943	11,386
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (a)	9,500	9,234
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	13,975	14,149
Westlake Corp. 5.55% 11/15/2035	3,015	3,007
Westlake Corp. 6.375% 11/15/2055	990	979
		1,950,274

Health care 7.08%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	128,415	131,585
Accendra Health, Inc. 4.50% 3/31/2029 (a)	71,274	43,096
Accendra Health, Inc. 6.625% 4/1/2030 (a)	130,719	62,305
AdaptHealth, LLC 6.125% 8/1/2028 (a)	2,057	2,054
AdaptHealth, LLC 4.625% 8/1/2029 (a)	16,735	15,958
AdaptHealth, LLC 5.125% 3/1/2030 (a)	9,385	8,998
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	12,340	12,719
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	12,994	12,210
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	47,215	46,111
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	12,329	11,576
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	5,085	5,257

American High-Income Trust	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	USD56,782	$56,297
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	5,385	4,556
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	22,292	20,433
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	5,296	5,407
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	11,580	8,628
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	15,350	9,934
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	34,458	21,019
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	33,655	33,159
Centene Corp. 4.25% 12/15/2027	979	962
Centene Corp. 4.625% 12/15/2029	14,828	14,086
Centene Corp. 3.375% 2/15/2030	5	5
Centene Corp. 2.50% 3/1/2031	10,290	8,641
Centene Corp. 2.625% 8/1/2031	15	13
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	4,863	4,757
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	19,915	19,708
CHS / Community Health Systems, Inc. 6.875% 4/15/2029 (a)	7,600	7,316
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	49,516	46,700
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	23,835	21,987
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	9,449	10,149
DaVita, Inc. 4.625% 6/1/2030 (a)	31,806	30,601
DaVita, Inc. 3.75% 2/15/2031 (a)	29,030	26,636
DaVita, Inc. 6.875% 9/1/2032 (a)	54,665	56,048
DaVita, Inc. 6.75% 7/15/2033 (a)	41,920	42,680
Encompass Health Corp. 4.50% 2/1/2028	7,029	6,971
Encompass Health Corp. 4.75% 2/1/2030	3,826	3,746
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	54,925	57,553
Fortrea Holdings, Inc. 7.50% 7/1/2030 (a)	673	639
Grifols SA 4.75% 10/15/2028 (a)	20,280	19,876
HCA, Inc. 4.625% 3/15/2052	40	32
HCA, Inc. 7.50% 11/15/2095	4,020	4,284
Insulet Corp. 6.50% 4/1/2033 (a)	289	295
IQVIA, Inc. 5.00% 10/15/2026 (a)	18,749	18,775
IQVIA, Inc. 5.00% 5/15/2027 (a)	4,000	3,987
IQVIA, Inc. 6.50% 5/15/2030 (a)	19,500	19,921
IQVIA, Inc. 6.25% 6/1/2032 (a)	36,480	37,091
Jazz Securities DAC 4.375% 1/15/2029 (a)	16,295	15,902
Medline Borrower, LP 3.875% 4/1/2029 (a)	22,258	21,544
Medline Borrower, LP 6.25% 4/1/2029 (a)	45,058	45,970
Medline Borrower, LP 5.25% 10/1/2029 (a)	30,244	29,996
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	11,825	11,442
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	62,589	56,001
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	33,555	33,030
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	90,315	78,515
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	43,164	41,878
Organon & Co. 4.125% 4/30/2028 (a)	10,065	9,772
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	4,750	4,338
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(c)	56,082	51,289
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	74,330	75,454
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	14,740	15,244
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	34,150	33,584
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	6,520	6,441
Tenet Healthcare Corp. 5.125% 11/1/2027	18,120	18,113
Tenet Healthcare Corp. 4.625% 6/15/2028	12,640	12,535
Tenet Healthcare Corp. 6.125% 10/1/2028	6,222	6,240
Tenet Healthcare Corp. 4.25% 6/1/2029	39,524	38,349
Tenet Healthcare Corp. 4.375% 1/15/2030	15,845	15,356
Tenet Healthcare Corp. 6.75% 5/15/2031	32,396	33,132
Tenet Healthcare Corp. 6.875% 11/15/2031	2,010	2,143
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,843	5,788
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	8,485	8,476
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,270	28,989
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	145,085	144,709
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,410	16,521
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	29,972	33,544

11	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	USD24,900	$25,572
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	35,202	26,137
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	15,855	16,067
		1,936,832

Industrials 6.84%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	5,726	5,832
ADT Security Corp. 4.125% 8/1/2029 (a)	4,835	4,622
ADT Security Corp. 5.875% 10/15/2033 (a)	12,555	12,172
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	26,190	25,552
AECOM 6.00% 8/1/2033 (a)	1,165	1,165
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	15,635	15,991
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	25,590	23,837
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	8,060	8,015
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	26,025	26,956
Aramark Services, Inc. 5.00% 2/1/2028 (a)	26,200	26,060
ATI, Inc. 4.875% 10/1/2029	13,785	13,612
ATI, Inc. 7.25% 8/15/2030	9,395	9,749
ATI, Inc. 5.125% 10/1/2031	20,995	20,763
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	15,572	15,557
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	1,005	981
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	37,155	35,573
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	21,770	21,916
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	3,805	3,764
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	1,539	1,534
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	29,470	30,031
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	29,031	29,658
Brink’s Co. (The) 4.625% 10/15/2027 (a)	10,336	10,207
Brink’s Co. (The) 6.50% 6/15/2029 (a)	3,855	3,917
Brink’s Co. (The) 6.75% 6/15/2032 (a)	4,060	4,113
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	8,235	8,013
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	3,515	3,382
CACI International, Inc. 6.375% 6/15/2033 (a)	12,410	12,641
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	13,400	13,293
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	40,675	38,421
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	14,981	13,017
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	5,305	5,244
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	9,032	9,179
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	34,205	34,157
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	21,460	21,470
CoreLogic, Inc. 4.50% 5/1/2028 (a)	66,022	62,043
Eaton Corp. 4.50% 3/6/2033	1,197	1,181
Eaton Corp. 4.80% 3/6/2036	1,863	1,840
Eaton Corp. 4.20% 3/6/2031	2,316	2,283
Enviri Corp. 5.75% 7/31/2027 (a)	15,085	15,059
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	89,557	92,618
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	24,068	25,151
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	6,217	6,425
ESAB Corp. 5.625% 4/1/2031 (a)	16,115	16,268
Fedex Freight Holding Co., Inc. 4.30% 3/15/2029 (a)	2,015	1,991
Fedex Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	2,015	1,966
Fedex Freight Holding Co., Inc. 5.25% 3/15/2036 (a)	2,015	1,950
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)	27,732	27,746
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	1,105	1,155
Garda World Security Corp. 6.50% 1/15/2031 (a)	26,965	27,358
Garda World Security Corp. 8.375% 11/15/2032 (a)	37,286	37,344
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	10,630	10,811
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	21,915	22,487
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	780	769
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	39,435	40,444
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	5,455	5,279
Hertz Corp. (The) 4.625% 12/1/2026 (a)	19,445	17,638
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	13,451	13,367
Icahn Enterprises, LP 5.25% 5/15/2027	85,833	84,178
Icahn Enterprises, LP 9.75% 1/15/2029	15,552	15,301

American High-Income Trust	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Icahn Enterprises, LP 4.375% 2/1/2029	USD12,255	$10,471
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	8,765	8,646
Lsf12 Helix Parent, LLC 7.125% 2/1/2033 (a)	4,025	3,884
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	6,814	6,530
Moog, Inc. 4.25% 12/9/2027 (a)	8,500	8,525
Moog, Inc. 5.50% 10/15/2034 (a)	21,065	21,184
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)	5,095	4,912
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	25,100	24,571
OneSky Flight, LLC 8.875% 12/15/2029 (a)	8,750	9,039
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	11,560	11,556
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)	13,890	13,908
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	28,315	28,906
RB Global Holdings, Inc. 6.75% 3/15/2028 (a)	1,299	1,317
RB Global Holdings, Inc. 7.75% 3/15/2031 (a)	9,008	9,342
Reworld Holding Corp. 4.875% 12/1/2029 (a)	31,307	29,379
Science Applications International Corp. 5.875% 11/1/2033 (a)	16,470	16,090
Sensata Technologies BV 4.00% 4/15/2029 (a)	3,225	3,114
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	15,310	14,212
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	8,291	8,282
Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,017	1,018
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	10,040	10,054
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	29,630	29,325
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	3,020	2,915
Team Services Holding, Inc. 9.00% 2/15/2033 (a)	21,575	21,171
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	3,141	3,141
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027 (a)	2,868	2,863
TKC Holdings, Inc. 8.50% 8/15/2030 (a)	5,030	5,076
TransDigm, Inc. 6.75% 8/15/2028 (a)	8,915	9,034
TransDigm, Inc. 4.625% 1/15/2029	13,555	13,327
TransDigm, Inc. 6.375% 3/1/2029 (a)	22,955	23,412
TransDigm, Inc. 6.875% 12/15/2030 (a)	7,290	7,474
TransDigm, Inc. 6.625% 3/1/2032 (a)	39,541	40,376
TransDigm, Inc. 6.00% 1/15/2033 (a)	22,620	22,633
TransDigm, Inc. 6.375% 5/31/2033 (a)	45,345	45,139
TransDigm, Inc. 6.25% 1/31/2034 (a)	28,045	28,377
TransDigm, Inc. 6.75% 1/31/2034 (a)	93,045	94,334
TransDigm, Inc. 6.125% 7/31/2034 (a)	57,333	56,461
Uber Technologies, Inc. 4.50% 8/15/2029 (a)	7,025	6,969
United Airlines Holdings, Inc. 5.375% 3/1/2031	5,310	5,207
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	1,774	1,805
United Rentals (North America), Inc. 5.25% 1/15/2030	5,464	5,437
United Rentals (North America), Inc. 3.875% 2/15/2031	14,220	13,377
United Rentals (North America), Inc. 3.75% 1/15/2032	11,050	10,141
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	9,885	10,022
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	5,525	5,601
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	4,960	4,991
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	14,310	14,260
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	30,080	30,825
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	7,850	8,004
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	22,530	22,245
XPO, Inc. 6.25% 6/1/2028 (a)	17,127	17,371
XPO, Inc. 7.125% 6/1/2031 (a)	10,792	11,124
XPO, Inc. 7.125% 2/1/2032 (a)	8,635	8,912
		1,869,335

Real estate 5.81%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	4,798	4,629
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	14,943	14,130
Forestar Group, Inc. 5.00% 3/1/2028 (a)	2,910	2,889
Forestar Group, Inc. 6.50% 3/15/2033 (a)	47,190	46,696
GGP Retail, LLC 5.75% 5/15/2026 (a)	15,672	15,666
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	58,793	55,658
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	104,337	95,871
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	40,085	38,614
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	34,115	32,792

13	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Hudson Pacific Properties, LP 5.95% 2/15/2028	USD4,020	$3,817
Hudson Pacific Properties, LP 3.25% 1/15/2030	13,725	11,108
Iron Mountain, Inc. 4.875% 9/15/2027 (a)	15,780	15,760
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	26,992	26,887
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	9,282	9,188
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	4,270	4,355
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	73,200	71,160
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	46,216	43,422
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	5,285	5,135
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	9,510	9,487
Kennedy-Wilson, Inc. 4.75% 3/1/2029	43,910	43,306
Kennedy-Wilson, Inc. 4.75% 2/1/2030	60,620	60,683
Kennedy-Wilson, Inc. 5.00% 3/1/2031	51,241	51,323
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (a)	19,341	19,119
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	15,303	14,841
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,710	1,714
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	4,240	4,386
MPT Operating Partnership, LP 5.00% 10/15/2027	201,448	187,689
MPT Operating Partnership, LP 4.625% 8/1/2029	67,505	52,570
MPT Operating Partnership, LP 3.50% 3/15/2031	29,793	19,500
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	137,380	139,386
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	9,170	9,136
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	24,355	23,396
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	17,510	17,736
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	15,905	15,947
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	1,085	1,080
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	6,675	6,257
SBA Communications Corp. 3.125% 2/1/2029	4,584	4,346
Service Properties Trust 4.95% 2/15/2027	3,251	3,265
Service Properties Trust 0% 9/30/2027 (a)	29,515	26,890
Service Properties Trust 5.50% 12/15/2027	15,650	15,686
Service Properties Trust 3.95% 1/15/2028	66,885	64,027
Service Properties Trust 4.95% 10/1/2029	100,733	91,343
Service Properties Trust 4.375% 2/15/2030	74,650	66,371
Service Properties Trust 8.625% 11/15/2031 (a)	97,655	102,058
Service Properties Trust 8.875% 6/15/2032	38,216	37,916
VICI Properties, LP 4.125% 8/15/2030 (a)	250	240
		1,587,475

Information technology 5.66%
Amphenol Corp. 4.125% 11/15/2030	2,990	2,947
ams-OSRAM AG 12.25% 3/30/2029 (a)	92,800	98,782
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	26,445	26,269
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	27,090	27,606
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	957	933
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (a)	755	731
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	50,255	49,077
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	111,993	108,144
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	48,010	45,573
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	40,338	35,900
CoreWeave, Inc. 9.25% 6/1/2030 (a)	14,090	13,704
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)(d)	130,595	136,124
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	7,300	7,149
Fair Isaac Corp. 4.00% 6/15/2028 (a)	56,530	54,900
Fair Isaac Corp. 6.00% 5/15/2033 (a)	84,291	82,759
Flash Compute, LLC 7.25% 12/31/2030 (a)	19,955	20,115
Hughes Satellite Systems Corp. 5.25% 8/1/2026	131,087	116,674
Hughes Satellite Systems Corp. 6.625% 8/1/2026	156,462	117,877
Imola Merger Corp. 4.75% 5/15/2029 (a)	5,035	4,897
Intel Corp. 3.05% 8/12/2051	3,850	2,339
Intel Corp. 5.60% 2/21/2054	6,421	5,895
NCR Atleos Corp. 9.50% 4/1/2029 (a)	44,575	47,740
NCR Voyix Corp. 5.125% 4/15/2029 (a)	6,880	6,587
Oracle Corp. 4.95% 2/4/2031	11,638	11,391
Oracle Corp. 5.25% 2/3/2032	10,625	10,439

American High-Income Trust	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 6.25% 11/9/2032	USD1,015	$1,042
Oracle Corp. 5.35% 5/4/2033	988	962
Oracle Corp. 5.50% 8/3/2035	1,015	969
Oracle Corp. 5.20% 9/26/2035	9,778	9,177
Oracle Corp. 5.70% 2/4/2036	22,363	21,511
Oracle Corp. 6.55% 2/4/2046	584	545
Oracle Corp. 6.90% 11/9/2052	1,005	950
Oracle Corp. 6.70% 2/4/2056	35,104	32,606
Oracle Corp. 6.85% 2/4/2066	1,015	934
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (a)	8,570	6,146
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	2,015	2,020
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	3,010	3,047
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	16,472	16,217
SV RNO Property Owner 1, LLC 5.875% 3/1/2031 (a)	12,180	12,047
Synaptics, Inc. 4.00% 6/15/2029 (a)	5,270	4,995
UKG, Inc. 6.875% 2/1/2031 (a)	22,577	22,084
Unisys Corp. 10.625% 1/15/2031 (a)	44,983	38,739
Viasat, Inc. 5.625% 4/15/2027 (a)	136,847	136,029
Viasat, Inc. 6.50% 7/15/2028 (a)	29,291	28,969
Viasat, Inc. 7.50% 5/30/2031 (a)	59,059	58,436
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	3,775	3,545
VoltaGrid, LLC 7.375% 11/1/2030 (a)	10,259	10,600
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(g)	32,035	35,110
WULF Compute, LLC 7.75% 10/15/2030 (a)	62,960	66,569
		1,547,801

Consumer staples 3.93%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	45,163	43,106
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	46,436	45,483
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	21,540	21,323
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	36,200	35,669
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	70,955	69,507
B&G Foods, Inc. 5.25% 9/15/2027	52,357	50,498
B&G Foods, Inc. 8.00% 9/15/2028 (a)	126,582	124,804
Central Garden & Pet Co. 4.125% 10/15/2030	19,141	18,020
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	46,703	43,556
Coty, Inc. 4.75% 1/15/2029 (a)	35,865	34,931
Coty, Inc. 6.625% 7/15/2030 (a)	22,913	22,736
Coty, Inc. 5.60% 1/15/2031 (a)	8,803	8,527
Darling Ingredients, Inc. 5.25% 4/15/2027 (a)	6,411	6,416
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	24,080	24,268
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	19,981	20,359
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	19,985	20,404
H.J. Heinz Co. 3.00% 6/1/2026	6,340	6,325
H.J. Heinz Co. 3.875% 5/15/2027	5,525	5,489
H.J. Heinz Co. 4.375% 6/1/2046	5	4
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	58,470	59,128
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	7,480	6,980
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	1,830	1,810
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	43,340	41,291
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	25,573	23,783
Opal Bidco SAS 6.50% 3/31/2032 (a)	12,970	12,990
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	7,760	7,460
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	19,560	19,621
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	24,500	23,657
Philip Morris International, Inc. 3.875% 10/27/2028	4,985	4,945
Philip Morris International, Inc. 4.00% 10/29/2030	3,006	2,944
Post Holdings, Inc. 4.625% 4/15/2030 (a)	62,125	59,684
Post Holdings, Inc. 4.50% 9/15/2031 (a)	23,615	21,985
Post Holdings, Inc. 6.25% 2/15/2032 (a)	52,832	53,444
Post Holdings, Inc. 6.375% 3/1/2033 (a)	10,035	9,895
Post Holdings, Inc. 6.25% 10/15/2034 (a)	23,645	23,176
Post Holdings, Inc. 6.50% 3/15/2036 (a)	28,520	27,959
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	21,623	21,591
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	14,605	13,397

15	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	USD18,232	$18,263
US Foods, Inc. 4.625% 6/1/2030 (a)	8,380	8,167
US Foods, Inc. 5.75% 4/15/2033 (a)	11,490	11,450
		1,075,045

Utilities 1.48%
AmeriGas Partners, LP 5.75% 5/20/2027	5,908	5,951
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (h)	11,465	11,677
Edison International 6.95% 11/15/2029	2,510	2,650
Edison International 4.80% 3/15/2031	4,250	4,151
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (h)	1,085	1,112
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (h)	18,160	18,197
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (h)	8,480	8,652
FirstEnergy Corp. 2.25% 9/1/2030	15,090	13,603
FirstEnergy Corp. 4.85% 7/15/2047	3,985	3,407
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	10,785	11,067
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	50,699	53,227
Pacific Gas and Electric Co. 5.45% 6/15/2027	5,650	5,707
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,155	4,100
Pacific Gas and Electric Co. 5.05% 10/15/2032	3,010	2,992
Pacific Gas and Electric Co. 5.70% 3/1/2035	1,540	1,562
Pacific Gas and Electric Co. 6.00% 8/15/2035	2,965	3,065
Pacific Gas and Electric Co. 5.20% 5/1/2036	7,500	7,312
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,565	4,165
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,790	4,800
Pacific Gas and Electric Co. 3.50% 8/1/2050	33,580	22,221
Pacific Gas and Electric Co. 6.15% 3/1/2055	995	962
Pacific Gas and Electric Co. 6.10% 10/15/2055	5,020	4,826
PG&E Corp. 5.00% 7/1/2028	40,919	40,623
PG&E Corp. 5.25% 7/1/2030	68,000	67,138
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (h)	27,216	27,413
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	47,356	49,702
Vistra Operations Co., LLC 5.00% 7/31/2027 (a)	1,765	1,760
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	4,540	4,435
Vistra Operations Co., LLC 6.875% 4/15/2032 (a)	8,930	9,247
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	9,680	10,195
		405,919
Total corporate bonds and notes		23,167,973
Loans 3.60%
Industrials 0.58%
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.614%) 7.282% 6/2/2028 (i)(j)	1,995	1,915
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.282% 6/4/2029 (i)(j)	9,099	8,474
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (i)(j)	169,942	145,229
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.00%) 5.668% 4/30/2032 (i)(j)	4,547	4,544
		160,162

Information technology 0.57%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (i)(j)	52,597	49,470
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.674% 9/15/2033 (i)(j)	2,008	1,740
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.668% 3/21/2033 (i)(j)	21,501	17,237
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (i)(j)	62,666	62,920
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (i)(j)	23,533	23,585
		154,952

American High-Income Trust	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Consumer staples 0.52%
B&G Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.168% 10/10/2029 (i)(j)	USD4,739	$4,440
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.418% 2/12/2031 (i)(j)	15,851	15,481
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.918% 2/11/2033 (i)(j)	49,545	49,421
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.418% 5/1/2031 (i)(j)	72,789	73,289
		142,631

Financials 0.51%
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.176% 5/30/2033 (i)(j)	31,072	30,088
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (i)(j)	64,644	64,186
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.176% 8/26/2032 (i)(j)	23,177	23,235
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 5.92% 6/20/2030 (i)(j)	6,160	6,152
Osaic Holdings, Inc., Term Loan B1, (3-month USD CME Term SOFR + 2.50%) 6.20% 7/30/2032 (i)(j)	17,390	17,083
		140,744

Communication services 0.45%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.168% 9/27/2029 (i)(j)	38,835	38,953
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.25% 4/15/2027 (i)(j)	8,067	7,125
Diamond Sports Net, LLC, Term Loan, 12.00% Cash 1/2/2028 (c)(i)	532	106
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 8.928% 8/2/2027 (i)(j)	10	10
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.782% 12/1/2028 (i)(j)	8,606	8,616
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.918% 6/4/2029 (i)(j)	600	601
Ligado Networks, LLC, Term Loan, 17.50% PIK 12/31/2027 (c)(f)(i)	22,384	22,384
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.523% 2/1/2029 (i)(j)	19,680	13,628
Versant Media Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 1.75%) 5.45% 1/30/2031 (i)(j)	30,609	30,625
		122,048

Consumer discretionary 0.39%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 1.614%) 6.00% PIK and 5.282% Cash 3/11/2030 (c)(d)(f)(i)(j)	13,101	13,101
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.29% 3/11/2030 (d)(f)(i)(j)	13,662	13,662
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.66% 10/16/2031 (i)(j)	14,289	14,297
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 5.923% 8/15/2030 (i)(j)	6,224	6,213
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.25%) 5.923% 8/15/2030 (i)(j)	1,136	1,134
Hertz Corp. (The), Term Loan B, (3-month USD CME Term SOFR + 3.614%) 7.282% 6/30/2028 (i)(j)	10	7
Hertz Corp. (The), Term Loan C-EXIT, (1-month USD CME Term SOFR + 3.614%) 7.282% 6/30/2028 (i)(j)	5	4
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (b)(c)(f)(i)	1,889	— (e)
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (b)(c)(f)(i)	3,506	— (e)
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.652% 4/4/2029 (i)(j)	39,239	38,705
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.95% 7/1/2032 (i)(j)	18,534	18,433
		105,556

Health care 0.38%
Bausch + Lomb Corp., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 7.418% 1/15/2031 (i)(j)	9,071	9,102
BioMarin Pharmaceutical, Inc., Term Loan B, (USD-SOFR + 1.75%) 5.421% 1/28/2033 (i)(j)	14,595	14,586
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (i)(j)	43,075	42,882
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.417% 7/1/2030 (i)(j)	122	118
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR + 1.75%) 5.418% 10/23/2028 (i)(j)	696	698
Owens & Minor, Inc., Term Loan, (3-month USD CME Term SOFR + 3.85%) 7.518% 3/29/2029 (i)(j)	24,124	21,797
Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.70% 9/27/2030 (i)(j)	7,398	7,317
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 7.661% 6/30/2028 (i)(j)	6,473	6,460
		102,960

17	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Materials 0.13%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (i)(j)	USD21,875	$21,055
Venator Material, LLC, Term Loan, (USD Prime Rate + 4.00%) 7.00% PIK 7/16/2026 (c)(f)(i)(j)	11,531	3,653
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (c)(f)(i)(j)	11,665	3,695
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (b)(c)(f)(i)(j)	19,880	6,298
		34,701

Utilities 0.04%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.418% 3/28/2031 (i)(j)	6,047	5,594
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.153% 5/17/2030 (i)(j)	5,845	5,861
		11,455

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (i)(j)	4,773	4,546

Energy 0.01%
Lealand Finance Co. BV, Term Loan, (3-month USD CME Term SOFR + 1.114%) 3.00% PIK and 4.787% Cash 12/30/2027 (c)(i)(j)	42	35
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(i)(j)	6,112	3,442
		3,477
Total loans		983,232
Mortgage-backed obligations 0.04%
Collateralized mortgage-backed obligations 0.04%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(b)(f)	12,598	12,094
Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (j)	7,355	4,937
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	8,096	5,616
Total municipals		10,553
Total bonds, notes & other debt instruments (cost: $24,833,686,000)		24,173,852
Convertible bonds & notes 0.23%
Communication services 0.23%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (c)	17,388	62,155
Total convertible bonds & notes (cost: $18,508,000)		62,155
Common stocks 3.95%	Shares
Information technology 1.61%
Diebold Nixdorf, Inc. (d)(k)	5,827,734	439,626

Energy 0.81%
Constellation Oil Services Holding SA (NDR) (d)(k)	8,039,422	110,848
Ascent CNR Corp., Class A (f)(g)	905,325	48,055
Mesquite Energy, Inc. (d)(f)(k)	549,959	34,438
Weatherford International	200,024	18,918
Altera Infrastructure, LP (f)	125,528	5,427
McDermott International, Ltd. (k)	107,613	2,798
McDermott International, Ltd. (g)(k)	13,965	363
New Fortress Energy, Inc., Class A (k)	2,594,469	1,531
Expand Energy Corp.	787	86
		222,464

American High-Income Trust	18

Common stocks (continued)	Shares	Value (000)
Health care 0.71%
Rotech Healthcare, Inc. (d)(f)(g)(k)	1,950,456	$136,786
Keenova Therapeutics Public, Ltd. Co. (k)	577,925	50,857
Par Health, Inc. (a)(k)	577,925	3,684
Endo, LP, Class A1 (a)(k)	3,817,032	2,710
		194,037

Utilities 0.52%
Talen Energy Corp. (k)	444,535	141,909
PG&E Corp.	3,180	56
		141,965

Consumer discretionary 0.30%
Aimbridge Topco, LLC (d)(f)(k)	1,145,929	82,003
NMG Parent, LLC (f)(k)	160,737	— (e)
		82,003

Communication services 0.00%
iHeartMedia, Inc., Class A (k)	313,346	915

Financials 0.00%
Navient Corp.	3,390	28

Materials 0.00%
Venator Materials PLC (d)(f)(k)	68,896	— (e)
Total common stocks (cost: $789,078,000)		1,081,038
Preferred securities 0.22%
Financials 0.14%
AH Parent, Inc., Class A, 10.00% Cash perpetual cumulative preferred shares (f)(g)	36,740	36,636

Industrials 0.08%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(k)	13,566	22,156
Total preferred securities (cost: $50,220,000)		58,792
Rights & warrants 0.02%
Communication services 0.02%
SES SA (CVR) (k)	320,584	4,795

Energy 0.00%
McDermott International, Inc., warrants, expire 6/30/2027 (f)(k)	845,563	— (e)
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (d)(f)(k)	19	— (e)
		— (e)
Total rights & warrants (cost: $4,435,000)		4,795

19	American High-Income Trust

Short-term securities 6.33%	Shares	Value (000)
Money market investments 6.33%
Capital Group Central Cash Fund 3.71% (d)(l)	17,318,254	$1,731,652
Total short-term securities (cost: $1,731,705,000)		1,731,652
Total investment securities 99.17% (cost: $27,427,632,000)		27,112,284
Other assets less liabilities 0.83%		225,705
Net assets 100.00%		$27,337,989
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	2,793	7/6/2026	USD579,395	$(3,888)
5 Year U.S. Treasury Note Futures	Long	6,583	7/6/2026	712,147	(3,983)
10 Year Ultra U.S. Treasury Note Futures	Long	212	6/30/2026	24,066	(551)
30 Year Ultra U.S. Treasury Bond Futures	Long	109	6/30/2026	12,705	(392)
					$(8,814)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD390,462	$(20,582)	$(18,526)	$(2,056)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 3/31/2026 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD170,206	$8,176	$6,760	$1,416
Investments in affiliates (d)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.80%
Energy 0.20%
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	$50,454	$9,476	$4,044	$119	$542	$56,547	$2,289
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(f)	65	— (e)	—	—	(65)	— (e)	—
						56,547

American High-Income Trust	20

Investments in affiliates (d) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Consumer discretionary 0.10%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.29% 3/11/2030 (f)(i)(j)	$13,567	$95	$—	$—	$—	$13,662	$738
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 1.614%) 6.00% PIK and 5.282% Cash 3/11/2030 (c)(f)(i)(j)	12,615	486	—	—	—	13,101	192
						26,763
Information technology 0.50%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	142,924	927	5,701	64	(2,090)	136,124	5,217
Total bonds, notes & other debt instruments						219,434
Common stocks 2.94%
Information technology 1.61%
Diebold Nixdorf, Inc. (k)	330,790	3,556	1,314	898	105,696	439,626	—
Energy 0.53%
Constellation Oil Services Holding SA (NDR) (k)	101,482	699	16,902	8,736	16,833	110,848	—
Mesquite Energy, Inc. (f)(k)	6,235	27,646	—	—	557	34,438	—
						145,286
Health care 0.50%
Rotech Healthcare, Inc. (f)(g)(k)	138,298	2,397	—	—	(3,909)	136,786	—
Consumer discretionary 0.30%
Aimbridge Topco, LLC (f)(k)	88,729	—	—	—	(6,726)	82,003	—
Materials 0.00%
Venator Materials PLC (f)(k)	— (e)	—	—	—	—	— (e)	—
Total common stocks						803,701
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (f)(k)	— (e)	—	—	—	—	— (e)	—
Short-term securities 6.33%
Money market investments 6.33%
Capital Group Central Cash Fund 3.71% (l)	1,753,182	2,115,661	2,137,028	(94)	(69)	1,731,652	36,162
Total 10.07%				$9,723	$110,769	$2,754,787	$44,598
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (d)(f)(k)	9/26/2013-3/27/2026	$43,525	$136,786	0.50%
Ascent CNR Corp., Class A (f)	4/25/2016-11/15/2016	4,340	48,055	0.18
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(f)	2/17/2026	47,620	47,620	0.18
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (c)(f)	9/27/2024	36,189	36,636	0.13
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	9/29/25-3/27/2026	31,677	35,110	0.13
CSN Inova Ventures 6.75% 1/28/2028	12/3/2025	468	367	0.00 (o)
McDermott International, Ltd. (k)	4/4/2018-12/31/2020	7,967	363	0.00 (o)
Total		$171,786	$304,937	1.12%

21	American High-Income Trust

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,735,907,000, which represented 64.88% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Amount less than one thousand.
(f)	Value determined using significant unobservable inputs.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Step bond; coupon rate may change at a later date.
(i)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $983,232,000, which represented 3.60% of the net assets of the fund.

(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Non-income producing.
(l)	Rate represents the seven-day yield at 3/31/2026.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(o)	Amount less than 0.01%.

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American High-Income Trust	22

Financial statements
Statement of assets and liabilities at March 31, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $24,827,223)	$24,357,497
Affiliated issuers (cost: $2,600,409)	2,754,787	$27,112,284
Cash		34,649
Cash collateral pledged for futures contracts		12,732
Cash collateral pledged for swap contracts		11,154
Unrealized appreciation on unfunded commitments*		6
Receivables for:
Sales of investments	283
Sales of fund’s shares	42,930
Dividends and interest	409,968
Variation margin on futures contracts	1,231
Variation margin on centrally cleared swap contracts	1,877
Other	2	456,291
		27,627,116
Liabilities:
Payables for:
Purchases of investments	205,185
Repurchases of fund’s shares	62,133
Dividends on fund’s shares	5,295
Investment advisory services	7,242
Services provided by related parties	4,887
Trustees’ deferred compensation	499
Variation margin on centrally cleared swap contracts	3,819
Other	67	289,127
Commitments and contingencies*
Net assets at March 31, 2026		$27,337,989
Net assets consist of:
Capital paid in on shares of beneficial interest		$30,069,607
Total distributable earnings (accumulated loss)		(2,731,618)
Net assets at March 31, 2026		$27,337,989
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

23	American High-Income Trust

Financial statements (continued)
Statement of assets and liabilities at March 31, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,796,749 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$11,544,917	1,181,075	$9.77
Class C	208,476	21,328	9.77
Class T	9	1	9.77
Class F-1	349,706	35,776	9.77
Class F-2	5,014,472	512,994	9.77
Class F-3	2,938,340	300,600	9.77
Class 529-A	317,097	32,440	9.77
Class 529-C	6,422	657	9.77
Class 529-E	11,335	1,160	9.77
Class 529-T	16	2	9.77
Class 529-F-1	14	1	9.77
Class 529-F-2	50,331	5,149	9.77
Class 529-F-3	14	1	9.77
Class R-1	11,403	1,166	9.77
Class R-2	109,272	11,179	9.77
Class R-2E	18,932	1,937	9.77
Class R-3	161,601	16,532	9.77
Class R-4	267,614	27,378	9.77
Class R-5E	34,729	3,553	9.77
Class R-5	32,686	3,344	9.77
Class R-6	6,260,603	640,476	9.77

Refer to the notes to financial statements.

American High-Income Trust	24

Financial statements (continued)
Statement of operations for the six months ended March 31, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest (includes $8,436 from affiliates)	$856,666
Dividends (includes $36,162 from affiliates)	41,004	$897,670
Fees and expenses*:
Investment advisory services	36,452
Distribution services	18,739
Transfer agent services	10,743
Administrative services	3,989
529 plan services	100
Reports to shareholders	887
Registration statement and prospectus	3,180
Trustees’ compensation	78
Auditing and legal	262
Custodian	48
Other	210	74,688
Net investment income		822,982
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(1,523)
Affiliated issuers	9,723
Futures contracts	1,426
Swap contracts	(3,180)
In-kind redemptions	4,814
Currency transactions	73	11,333
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(563,199)
Affiliated issuers	110,769
Futures contracts	(9,397)
Swap contracts	(210)
Currency translations	(6)	(462,043)
Net realized gain (loss) and unrealized appreciation (depreciation)		(450,710)
Net increase (decrease) in net assets resulting from operations		$372,272
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

25	American High-Income Trust

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended March 31,	Year ended September 30,
	2026*	2025

Operations:
Net investment income	$822,982	$1,535,987
Net realized gain (loss)	11,333	84,974
Net unrealized appreciation (depreciation)	(462,043)	91,773
Net increase (decrease) in net assets resulting from operations	372,272	1,712,734
Distributions paid or accrued to shareholders	(851,315)	(1,535,898)
Net capital share transactions	1,829,005	3,426,220
Total increase (decrease) in net assets	1,349,962	3,603,056
Net assets:
Beginning of period	25,988,027	22,384,971
End of period	$27,337,989	$25,988,027
*
Unaudited.
Refer to the notes to financial statements.

American High-Income Trust	26

Notes to financial statementsunaudited
1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

27	American High-Income Trust

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the six months ended March 31, 2026,  the fund delivered $75,515,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

American High-Income Trust	28

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

29	American High-Income Trust

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$23,097,586	$70,387	$23,167,973
Loans	—	920,439	62,793	983,232
Mortgage-backed obligations	—	—	12,094	12,094
Municipals	—	10,553	—	10,553
Convertible bonds & notes	—	62,155	—	62,155
Common stocks	606,230	168,099	306,709	1,081,038
Preferred securities	—	—	58,792	58,792
Rights & warrants	—	4,795	— [1]	4,795
Short-term securities	1,731,652	—	—	1,731,652
Total	$2,337,882	$24,263,627	$510,775	$27,112,284

Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared credit default swaps	$—	$1,416	$—	$1,416
Liabilities:
Unrealized depreciation on futures contracts	(8,814)	—	—	(8,814)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,056)	—	(2,056)
Total	$(8,814)	$(640)	$—	$(9,454)
1
Amount less than one thousand.
2
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended
March 31, 2026 (dollars in thousands):
	Corporate bonds and notes	Loans	Mortgage- backed obligations	Common stocks	Preferred securities	Rights & warrants	Total
Beginning value at 10/1/2025	4,148	80,336	12,498	279,862	60,116	— [3]	436,960
Transfers into level 3[4]	115	—	—	—	—	—	115
Purchases	67,173	3,107	96	30,016	—	—	100,392
Sales	—	(1,111)	—	(270)	—	—	(1,381)
Net realized gain (loss)[5]	—	(5)	—	270	—	—	265
Unrealized appreciation (depreciation)[5]	(1,049)	3,483	(500)	(3,169)	(1,324)	—	(2,559)
Transfers out of level 3[4]	—	(23,017)	—	—	—	—	(23,017)
Ending value at 3/31/2026	70,387	62,793	12,094	306,709	58,792	— [3]	510,775
Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 3/31/2026	(6,382)	255	(521)	(3,169)	(1,324)	—	(11,141)
3
Amount less than one thousand.
4
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are a result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
5
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.

American High-Income Trust	30

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Corporate bonds and notes	$70,387	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Loans	$62,793	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	10.3x	10.3x	Increase
Mortgage-backed obligations	$12,094	Discounted cash flow	Discount rate	11%	11%	Decrease
Common stocks	$306,709	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	10% - 15%	11%	Decrease
		Market comparables	EV/EBITDA multiple	5.6x - 10.3x	8.5x	Increase
			EV/EBITDA-CAPEX multiple	10.5x	10.5x	Increase
Preferred securities	$58,792	Market comparables	EV/EBITDA multiple	4.3x	4.3x	Increase
		Yield analysis	Yield	11%	11%	Decrease
Rights & warrants	$— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$510,775
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviations
CAPEX = Capital expenditures
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

31	American High-Income Trust

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American High-Income Trust	32

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of March 31, 2026, the fund had $10,366,000 of unfunded bond commitments, which would represent 0.04% of the net assets of the fund should such commitments become due. Net unrealized appreciation on unfunded commitments of $6,000 is presented in the fund’s statement of assets and liabilities and is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in the fund’s statement of operations.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $751,300,000.

33	American High-Income Trust

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $275,379,000.

American High-Income Trust	34

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, March 31, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$8,814
Swap (centrally cleared)	Credit	Unrealized appreciation*	1,416	Unrealized depreciation*	2,056
			$1,416		$10,870

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$1,426	Net unrealized appreciation (depreciation) on futures contracts	$(9,397)
Swap	Credit	Net realized gain (loss) on swap contracts	(3,180)	Net unrealized appreciation (depreciation) on swap contracts	(210)
			$(1,754)		$(9,607)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended March 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

35	American High-Income Trust

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$21,944
Capital loss carryforward*	(2,245,358)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of March 31, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$780,754
Gross unrealized depreciation on investments	(1,203,890)
Net unrealized appreciation (depreciation) on investments	(423,136)
Cost of investments	27,537,732
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended March 31,	Year ended September 30,
Share class	2026	2025
Class A	$360,508	$712,270
Class C	5,772	11,898
Class T	— †	1
Class F-1	10,703	19,613
Class F-2	158,218	261,161
Class F-3	93,521	139,803
Class 529-A	9,969	20,265
Class 529-C	176	390
Class 529-E	340	692
Class 529-T	1	1
Class 529-F-1	— †	1
Class 529-F-2	1,608	2,952
Class 529-F-3	1	1
Class R-1	325	692
Class R-2	3,056	6,430
Class R-2E	540	995
Class R-3	4,806	9,262
Class R-4	8,436	10,808
Class R-5E	1,095	1,997
Class R-5	1,080	2,144
Class R-6	191,160	334,522
Total	$851,315	$1,535,898
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

American High-Income Trust	36

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.157% on the first $15 billion of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. For the six months ended March 31, 2026, the investment advisory services fees were $36,452,000, which were equivalent to an annualized rate of 0.274% of average daily net assets. On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component to the advisory fee schedule, effective March 1, 2026.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

37	American High-Income Trust

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2026, the 529 plan services fees were $100,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.
For the six months ended March 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$15,552	$6,887	$1,735	Not applicable
Class C	1,049	124	31	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	426	260	52	Not applicable
Class F-2	Not applicable	2,705	729	Not applicable
Class F-3	Not applicable	21	424	Not applicable
Class 529-A	385	181	48	$82
Class 529-C	32	4	1	2
Class 529-E	28	3	2	3
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	13	7	13
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	59	6	2	Not applicable
Class R-2	414	189	16	Not applicable
Class R-2E	56	19	3	Not applicable
Class R-3	402	119	24	Not applicable
Class R-4	336	136	40	Not applicable
Class R-5E	Not applicable	26	5	Not applicable
Class R-5	Not applicable	9	5	Not applicable
Class R-6	Not applicable	41	865	Not applicable

Total class-specific expenses	$18,739	$10,743	$3,989	$100
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $78,000 in the fund’s statement of operations reflects $42,000 in current fees (either paid in cash or deferred) and a net increase of $36,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2026.

American High-Income Trust	38

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2026.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2026
Class A	$694,513	70,115	$348,877	35,259	$(866,854)	(87,571)	$176,536	17,803
Class C	25,490	2,572	5,610	567	(30,303)	(3,061)	797	78
Class T	—	—	—	—	—	—	—	—
Class F-1	156,440	15,800	10,089	1,020	(153,729)	(15,538)	12,800	1,282
Class F-2	843,176	85,155	153,002	15,464	(574,504)	(58,044)	421,674	42,575
Class F-3	572,833	57,850	86,895	8,783	(322,208)	(32,562)	337,520	34,071
Class 529-A	19,894	2,009	9,934	1,004	(31,355)	(3,166)	(1,527)	(153)
Class 529-C	1,130	114	176	18	(1,364)	(138)	(58)	(6)
Class 529-E	1,313	133	338	34	(1,313)	(133)	338	34
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	6,283	634	1,602	162	(4,935)	(499)	2,950	297
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	642	65	323	32	(1,803)	(182)	(838)	(85)
Class R-2	9,265	937	3,036	307	(14,538)	(1,467)	(2,237)	(223)
Class R-2E	1,961	198	540	54	(1,568)	(158)	933	94
Class R-3	23,604	2,384	4,771	482	(22,722)	(2,296)	5,653	570
Class R-4	25,893	2,614	8,397	849	(35,282)	(3,566)	(992)	(103)
Class R-5E	5,693	575	1,090	110	(4,475)	(452)	2,308	233
Class R-5	3,292	332	1,076	109	(5,270)	(531)	(902)	(90)
Class R-6	1,142,306	115,697	191,041	19,309	(459,298)	(46,505)	874,049	88,501
Total net increase (decrease)	$3,533,728	357,184	$826,798	83,563	$(2,531,521)	(255,869)	$1,829,005	184,878
Refer to the end of the table(s) for footnote(s).

39	American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2025
Class A	$1,297,654	132,304	$688,319	70,168	$(1,651,774)	(168,651)	$334,199	33,821
Class C	49,792	5,076	11,547	1,177	(68,093)	(6,957)	(6,754)	(704)
Class T	—	—	—	—	—	—	—	—
Class F-1	240,185	24,492	18,468	1,882	(208,423)	(21,245)	50,230	5,129
Class F-2	1,920,948	195,796	251,366	25,619	(951,439)	(97,452)	1,220,875	123,963
Class F-3	1,406,879	143,686	132,435	13,494	(617,082)	(63,135)	922,232	94,045
Class 529-A	41,531	4,237	20,204	2,060	(62,974)	(6,421)	(1,239)	(124)
Class 529-C	2,149	219	389	40	(3,708)	(378)	(1,170)	(119)
Class 529-E	1,790	183	687	70	(3,484)	(355)	(1,007)	(102)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	12,213	1,245	2,940	300	(8,689)	(886)	6,464	659
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	1,937	198	690	70	(2,934)	(299)	(307)	(31)
Class R-2	20,343	2,075	6,381	651	(31,151)	(3,177)	(4,427)	(451)
Class R-2E	5,052	515	994	101	(4,287)	(436)	1,759	180
Class R-3	38,134	3,891	9,191	937	(43,836)	(4,479)	3,489	349
Class R-4	183,192	18,791	10,702	1,089	(48,020)	(4,903)	145,874	14,977
Class R-5E	12,037	1,229	1,986	202	(9,198)	(936)	4,825	495
Class R-5	10,044	1,024	2,138	219	(8,861)	(906)	3,321	337
Class R-6	1,015,240	103,462	334,437	34,089	(601,824)	(61,416)	747,853	76,135
Total net increase (decrease)	$6,259,120	638,423	$1,492,877	152,168	$(4,325,777)	(442,032)	$3,426,220	348,559
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $5,225,134,000 and $3,613,760,000, respectively, during the six months ended March 31, 2026.

American High-Income Trust	40

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
3/31/2026[5,6]	$9.95	$.30	$(.17 )	$.13	$(.31 )	$9.77	1.29%[7]	$11,545	.73%[8]	.73%[8]	6.02%[8]
9/30/2025	9.89	.62	.06	.68	(.62 )	9.95	7.18	11,575.70		.70	6.35
9/30/2024	9.03	.61	.86	1.47	(.61 )	9.89	16.81	11,171.72		.72	6.41
9/30/2023	8.86	.59	.17	.76	(.59 )	9.03	8.75	9,839.73		.72	6.48
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47 )	8.86	(11.86)	9,738.68		.68	4.86
9/30/2021	9.63	.47	.95	1.42	(.50 )	10.55	15.05	11,600.69		.69	4.61
Class C:
3/31/2026[5,6]	9.95	.26	(.17 )	.09	(.27 )	9.77	.92 [7]	209	1.46 [8]	1.46 [8]	5.29 [8]
9/30/2025	9.89	.55	.06	.61	(.55 )	9.95	6.39	211	1.44	1.44	5.61
9/30/2024	9.03	.54	.86	1.40	(.54 )	9.89	15.97	217	1.46	1.45	5.67
9/30/2023	8.86	.53	.17	.70	(.53 )	9.03	7.95	204	1.47	1.46	5.73
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40 )	8.86	(12.52)	231	1.43	1.43	4.09
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.22	326	1.43	1.43	3.89
Class T:
3/31/2026[5,6]	9.95	.31	(.17 )	.14	(.32 )	9.77	1.42 [7,9]	— [10]	.44 [8,9]	.44 [8,9]	6.30 [8,9]
9/30/2025	9.89	.65	.06	.71	(.65 )	9.95	7.45 [9]	— [10]	.42 [9]	.42 [9]	6.61 [9]
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.12 [9]	— [10]	.45 [9]	.45 [9]	6.67 [9]
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.03 [9]	— [10]	.46 [9]	.45 [9]	6.74 [9]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.63)[9]	— [10]	.42 [9]	.42 [9]	5.12 [9]
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.36 [9]	— [10]	.43 [9]	.43 [9]	4.87 [9]
Class F-1:
3/31/2026[5,6]	9.95	.30	(.17 )	.13	(.31 )	9.77	1.28 [7]	350	.74 [8]	.74 [8]	6.02 [8]
9/30/2025	9.89	.62	.06	.68	(.62 )	9.95	7.16	343.71		.71	6.33
9/30/2024	9.03	.61	.86	1.47	(.61 )	9.89	16.80	290.74		.73	6.39
9/30/2023	8.86	.59	.17	.76	(.59 )	9.03	8.73	263.74		.73	6.47
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47 )	8.86	(11.88)	265.70		.70	4.79
9/30/2021	9.63	.47	.95	1.42	(.50 )	10.55	15.05	415.70		.70	4.62
Class F-2:
3/31/2026[5,6]	9.95	.31	(.17 )	.14	(.32 )	9.77	1.43 [7]	5,014	.45 [8]	.45 [8]	6.30 [8]
9/30/2025	9.89	.65	.06	.71	(.65 )	9.95	7.47	4,681.42		.42	6.62
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.15	3,427.43		.43	6.70
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.06	2,029.44		.43	6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.62)	1,674.40		.40	5.14
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.39	1,888.40		.40	4.89
Class F-3:
3/31/2026[5,6]	9.95	.32	(.17 )	.15	(.33 )	9.77	1.48 [7]	2,938	.34 [8]	.34 [8]	6.41 [8]
9/30/2025	9.89	.66	.06	.72	(.66 )	9.95	7.58	2,652.32		.32	6.73
9/30/2024	9.03	.65	.86	1.51	(.65 )	9.89	17.27	1,706.33		.32	6.79
9/30/2023	8.86	.63	.17	.80	(.63 )	9.03	9.18	1,027.33		.32	6.88
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51 )	8.86	(11.52)	890.30		.30	5.23
9/30/2021	9.63	.51	.95	1.46	(.54 )	10.55	15.50	1,206.30		.30	4.96
Class 529-A:
3/31/2026[5,6]	9.95	.30	(.17 )	.13	(.31 )	9.77	1.28 [7]	317	.74 [8]	.74 [8]	6.00 [8]
9/30/2025	9.89	.62	.06	.68	(.62 )	9.95	7.16	324.71		.71	6.34
9/30/2024	9.03	.61	.86	1.47	(.61 )	9.89	16.79	324.74		.74	6.39
9/30/2023	8.86	.59	.17	.76	(.59 )	9.03	8.71	293.76		.75	6.45
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47 )	8.86	(11.88)	293.71		.71	4.83
9/30/2021	9.63	.47	.95	1.42	(.50 )	10.55	15.03	358.71		.71	4.59
Refer to the end of the table(s) for footnote(s).

41	American High-Income Trust

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2026[5,6]	$9.95	$.26	$(.17 )	$.09	$(.27 )	$9.77	.90%[7]	$6	1.50%[8]	1.50%[8]	5.24%[8]
9/30/2025	9.89	.55	.06	.61	(.55 )	9.95	6.35	7	1.48	1.48	5.57
9/30/2024	9.03	.54	.86	1.40	(.54 )	9.89	15.91	8	1.50	1.50	5.62
9/30/2023	8.86	.52	.17	.69	(.52 )	9.03	7.89	9	1.53	1.52	5.66
9/30/2022	10.55	.40	(1.70)	(1.30)	(.39 )	8.86	(12.56)	11	1.48	1.48	4.03
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.19	16	1.45	1.45	3.87
Class 529-E:
3/31/2026[5,6]	9.95	.29	(.17 )	.12	(.30 )	9.77	1.18 [7]	11	.94 [8]	.94 [8]	5.81 [8]
9/30/2025	9.89	.60	.06	.66	(.60 )	9.95	6.94	11.91		.91	6.13
9/30/2024	9.03	.59	.86	1.45	(.59 )	9.89	16.57	12.93		.93	6.20
9/30/2023	8.86	.57	.17	.74	(.57 )	9.03	8.51	11.95		.94	6.26
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45 )	8.86	(12.06)	11.90		.90	4.64
9/30/2021	9.63	.45	.95	1.40	(.48 )	10.55	14.81	14.90		.90	4.41
Class 529-T:
3/31/2026[5,6]	9.95	.31	(.17 )	.14	(.32 )	9.77	1.40 [7,9]	— [10]	.50 [8,9]	.50 [8,9]	6.25 [8,9]
9/30/2025	9.89	.64	.06	.70	(.64 )	9.95	7.41 [9]	— [10]	.48 [9]	.48 [9]	6.57 [9]
9/30/2024	9.03	.63	.86	1.49	(.63 )	9.89	17.06 [9]	— [10]	.51 [9]	.50 [9]	6.62 [9]
9/30/2023	8.86	.61	.17	.78	(.61 )	9.03	8.96 [9]	— [10]	.52 [9]	.51 [9]	6.69 [9]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49 )	8.86	(11.68)[9]	— [10]	.48 [9]	.48 [9]	5.07 [9]
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.30 [9]	— [10]	.48 [9]	.48 [9]	4.82 [9]
Class 529-F-1:
3/31/2026[5,6]	9.95	.31	(.17 )	.14	(.32 )	9.77	1.38 [7,9]	— [10]	.54 [8,9]	.54 [8,9]	6.20 [8,9]
9/30/2025	9.89	.64	.06	.70	(.64 )	9.95	7.35 [9]	— [10]	.53 [9]	.53 [9]	6.52 [9]
9/30/2024	9.03	.63	.86	1.49	(.63 )	9.89	17.00 [9]	— [10]	.55 [9]	.55 [9]	6.57 [9]
9/30/2023	8.86	.61	.17	.78	(.61 )	9.03	8.92 [9]	— [10]	.56 [9]	.55 [9]	6.65 [9]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49 )	8.86	(11.72)[9]	— [10]	.52 [9]	.52 [9]	5.03 [9]
9/30/2021	9.63	.49	.95	1.44	(.52 )	10.55	15.27 [9]	— [10]	.49 [9]	.49 [9]	5.26 [9]
Class 529-F-2:
3/31/2026[5,6]	9.95	.32	(.18 )	.14	(.32 )	9.77	1.43 [7]	50	.44 [8]	.44 [8]	6.31 [8]
9/30/2025	9.89	.65	.06	.71	(.65 )	9.95	7.47	48.42		.42	6.62
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.14	41.44		.44	6.69
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.07	34.43		.42	6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.62)	32.41		.41	5.13
9/30/2021[5,11]	9.62	.46	.95	1.41	(.48 )	10.55	14.92 [7]	38	.44 [8]	.44 [8]	4.82 [8]
Class 529-F-3:
3/31/2026[5,6]	9.95	.31	(.17 )	.14	(.32 )	9.77	1.45 [7]	— [10]	.39 [8]	.39 [8]	6.35 [8]
9/30/2025	9.89	.65	.06	.71	(.65 )	9.95	7.52	— [10]	.37	.37	6.67
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.19	— [10]	.39	.39	6.73
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.10	— [10]	.40	.39	6.81
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.59)	— [10]	.37	.37	5.18
9/30/2021[5,11]	9.62	.46	.96	1.42	(.49 )	10.55	14.99 [7]	— [10]	.43 [8]	.37 [8]	4.90 [8]
Class R-1:
3/31/2026[5,6]	9.95	.26	(.17 )	.09	(.27 )	9.77	.93 [7]	11	1.43 [8]	1.43 [8]	5.32 [8]
9/30/2025	9.89	.55	.06	.61	(.55 )	9.95	6.42	13	1.41	1.41	5.64
9/30/2024	9.03	.55	.86	1.41	(.55 )	9.89	16.00	13	1.42	1.42	5.71
9/30/2023	8.86	.53	.17	.70	(.53 )	9.03	7.99	11	1.43	1.42	5.77
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40 )	8.86	(12.50)	12	1.41	1.41	4.14
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.22	14	1.43	1.43	3.88
Refer to the end of the table(s) for footnote(s).

American High-Income Trust	42

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2026[5,6]	$9.95	$.26	$(.17 )	$.09	$(.27 )	$9.77	.93%[7]	$109	1.43%[8]	1.43%[8]	5.32%[8]
9/30/2025	9.89	.55	.06	.61	(.55 )	9.95	6.43	114	1.40	1.40	5.65
9/30/2024	9.03	.55	.86	1.41	(.55 )	9.89	16.02	117	1.41	1.41	5.72
9/30/2023	8.86	.53	.17	.70	(.53 )	9.03	7.99	106	1.43	1.42	5.78
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40 )	8.86	(12.49)	106	1.40	1.40	4.13
9/30/2021	9.63	.40	.95	1.35	(.43 )	10.55	14.25	135	1.40	1.40	3.91
Class R-2E:
3/31/2026[5,6]	9.95	.28	(.17 )	.11	(.29 )	9.77	1.08 [7]	19	1.14 [8]	1.14 [8]	5.61 [8]
9/30/2025	9.89	.58	.06	.64	(.58 )	9.95	6.73	18	1.12	1.12	5.93
9/30/2024	9.03	.58	.86	1.44	(.58 )	9.89	16.35	16	1.12	1.12	6.04
9/30/2023	8.86	.56	.17	.73	(.56 )	9.03	8.31	8	1.14	1.12	6.11
9/30/2022	10.55	.44	(1.70)	(1.26)	(.43 )	8.86	(12.24)	6	1.11	1.11	4.42
9/30/2021	9.63	.43	.95	1.38	(.46 )	10.55	14.57	8	1.12	1.12	4.20
Class R-3:
3/31/2026[5,6]	9.95	.29	(.17 )	.12	(.30 )	9.77	1.16 [7]	162	.99 [8]	.99 [8]	5.77 [8]
9/30/2025	9.89	.60	.06	.66	(.60 )	9.95	6.89	159.96		.96	6.09
9/30/2024	9.03	.59	.86	1.45	(.59 )	9.89	16.52	154.98		.97	6.16
9/30/2023	8.86	.57	.17	.74	(.57 )	9.03	8.47	132.98		.97	6.23
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45 )	8.86	(12.10)	131.95		.95	4.58
9/30/2021	9.63	.45	.95	1.40	(.48 )	10.55	14.76	167.96		.96	4.35
Class R-4:
3/31/2026[5,6]	9.95	.30	(.17 )	.13	(.31 )	9.77	1.30 [7]	268	.69 [8]	.69 [8]	6.06 [8]
9/30/2025	9.89	.63	.06	.69	(.63 )	9.95	7.22	273.66		.66	6.42
9/30/2024	9.03	.62	.86	1.48	(.62 )	9.89	16.87	124.68		.67	6.46
9/30/2023	8.86	.60	.17	.77	(.60 )	9.03	8.80	112.68		.67	6.54
9/30/2022	10.55	.49	(1.70)	(1.21)	(.48 )	8.86	(11.83)	107.65		.65	4.89
9/30/2021	9.63	.48	.95	1.43	(.51 )	10.55	15.10	135.65		.65	4.66
Class R-5E:
3/31/2026[5,6]	9.95	.31	(.17 )	.14	(.32 )	9.77	1.40 [7]	35	.49 [8]	.49 [8]	6.26 [8]
9/30/2025	9.89	.64	.06	.70	(.64 )	9.95	7.42	33.47		.47	6.58
9/30/2024	9.03	.64	.86	1.50	(.64 )	9.89	17.10	28.48		.47	6.65
9/30/2023	8.86	.62	.17	.79	(.62 )	9.03	9.01	21.48		.47	6.74
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.66)	17.45		.45	5.15
9/30/2021	9.63	.50	.95	1.45	(.53 )	10.55	15.33	15.45		.45	4.85
Class R-5:
3/31/2026[5,6]	9.95	.31	(.17 )	.14	(.32 )	9.77	1.45 [7]	33	.40 [8]	.40 [8]	6.36 [8]
9/30/2025	9.89	.65	.06	.71	(.65 )	9.95	7.52	34.37		.37	6.68
9/30/2024	9.03	.65	.86	1.51	(.65 )	9.89	17.21	31.38		.38	6.75
9/30/2023	8.86	.63	.17	.80	(.63 )	9.03	9.11	29.39		.38	6.82
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50 )	8.86	(11.58)	28.36		.36	4.97
9/30/2021	9.63	.51	.95	1.46	(.54 )	10.55	15.44	84.35		.35	4.95
Class R-6:
3/31/2026[5,6]	9.95	.32	(.17 )	.15	(.33 )	9.77	1.48 [7]	6,261	.34 [8]	.34 [8]	6.41 [8]
9/30/2025	9.89	.66	.06	.72	(.66 )	9.95	7.58	5,492.32		.32	6.73
9/30/2024	9.03	.65	.86	1.51	(.65 )	9.89	17.27	4,706.33		.32	6.80
9/30/2023	8.86	.63	.17	.80	(.63 )	9.03	9.17	3,733.33		.32	6.94
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51 )	8.86	(11.52)	2,659.30		.30	5.25
9/30/2021	9.63	.51	.95	1.46	(.54 )	10.55	15.50	3,581.30		.30	5.01
Refer to the end of the table(s) for footnote(s).

43	American High-Income Trust

Financial highlights (continued)

	Six months ended March 31, 2026[5,6,7,13]	Year ended September 30,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[12]	15%	40%	39%	39%	40%	66%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on 10/30/2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American High-Income Trust	44

Changes in and disagreements with accountants

On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended September 30, 2024 and September 30, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended September 30, 2025.
During the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

45	American High-Income Trust

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
2,596,018,647
Total shares voting on November 25, 2025:
1,763,167,827 (67.9% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,617,037,687	91.7%	146,130,140	8.3%
Pramod Atluri	1,730,742,874	98.2%	32,424,953	1.8%
Francisco G. Cigarroa	1,731,031,754	98.2%	32,136,073	1.8%
Nariman Farvardin	1,730,116,607	98.1%	33,051,220	1.9%
Jennifer C. Feikin	1,731,781,593	98.2%	31,386,234	1.8%
Leslie Stone Heisz	1,731,947,724	98.2%	31,220,103	1.8%
Merit E. Janow	1,730,978,151	98.2%	32,189,676	1.8%
Martin E. Koehler	1,732,597,294	98.3%	30,570,533	1.7%
Benjamin R. Miller	1,732,807,472	98.3%	30,360,355	1.7%
Josette Sheeran	1,730,979,258	98.2%	32,188,569	1.8%
Margaret Spellings	1,731,091,092	98.2%	32,076,735	1.8%
Alexandra Trower	1,731,908,512	98.2%	31,259,315	1.8%
Paul S. Williams	1,732,349,689	98.3%	30,818,138	1.7%
Courtney K. Wolf	1,732,134,340	98.2%	31,033,487	1.8%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
1,385,876,895	78.6%	52,052,379	3.0%	51,673,956	2.9%
(broker non-votes = 273,564,597)
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American High-Income Trust	46

Approval of Investment Advisory and Service Agreement

At a meeting held in March, 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026, and the agreement was amended to add an additional breakpoint for when the fund’s net assets exceed $27.5 billion. At a meeting to be held in June 2026, the fund’s board will consider the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. Considerations for the interim and one-year contract periods are discussed below on a combined basis. The board approved the agreement for the interim period following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

47	American High-Income Trust

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American High-Income Trust	48

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T’s reports on the fund’s financial statements as of and for the fiscal years ended September 30, 2024 and September 30, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended September 30, 2025.

During the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American High-Income Trust

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: May 29, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: May 29, 2026